Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 14, 2011
Document and Entity Information [Abstract]
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2011
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	MAGNEGAS CORP
Entity Central Index Key	0001353487
Entity Common Stock, Shares Outstanding		152,562,296
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Document Type	S-1